JPMORGAN TRUST I
270 PARK AVENUE
NEW YORK, NEW YORK 10017
March 5, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 582 (Amendment No. 583 under the Investment Company Act of 1940) filed electronically on February 27, 2019.
Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary

Appendix A
JPMorgan Money Market Funds
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund